497 1 a_smcapgrosupp.htm PUTNAM FUNDS TRUST

Prospectus supplement	March 1, 2012

Putnam Small Cap Growth Fund
Summary and Statutory Prospectuses dated October 30, 2011

Putnam Small Cap Growth Fund

Class B shares of the fund acquired prior to March 1, 2012 will convert automatically to class A shares effective March 1, 2012. Class B shares of the fund acquired on or after March 1, 2012 will convert automatically to class A shares eight years after the original purchase date.

Effective March 1, 2012, there will no longer be any waiver of the fund’s distribution and service (12b-1) fees for class B shares, and the fund will pay the full fee of 1.00%.